SHAREHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended							12 Months Ended
	Oct. 14, 2022	May 12, 2020	Nov. 30, 2023	Sep. 29, 2023	Apr. 18, 2022	Feb. 20, 2022	Dec. 16, 2021	Apr. 19, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 14, 2021
Ordinary shares authorized										50,000,000	50,000,000
Ordinary shares authorized										7,500,000	7,500,000.0
Ordinary shares par value	$ 0.001						$ 0.001			$ 0.001	$ 0.001
Total restricted net assets										$ 8,800,000	$ 7,600,000
Restricted amount										$ 1,000,000.0	$ 1,000,000.0
Share based compensation expense	$ 2,832,500						$ 2,235,000					$ 53,251
Registration Statement, description									Form F-1 to register 6,000,000 ordinary shares of the Company in an effort to offer these shares to potential investors and raise funds as working capital and potential future acquisitions
Description of authorized capital shares			the authorized share capital of the Company increased from $50,000 divided into 50,000,000 ordinary shares of $0.001 par value each to $7.5 million divided into 7.5 billion ordinary shares of $0.001 par value each
Ordinary sharers granted	2,750,000						1,500,000
Ordinary sharers issued										3,351,336	2,151,336
Ordinary sharers outstanding										3,351,336	2,151,336
Proceeds from issuance of shares, net										$ 8,925,000	$ 11,989,949	$ 29,047,088
Fair value of ordinary share granted	$ 2,832,500						$ 2,235,000
January 19 2024 [Member]
Ordinary shares authorized										500,000,000	50,000,000
Authorized capital shares amount										$ 7,500,000
Ordinary shares par value										$ 0.015	$ 0.015
Description of authorized capital shares										the Company consolidated its ordinary shares of fifteen (15) ordinary shares with par value of $0.001 per share each into one (1) ordinary share with par value of $0.015 per share each
Chief executive officer and chairperson [Member]
Ordinary shares par value						$ 0.001
Ordinary sharers issued						2,000,000
Price per share						$ 1.50
Proceeds from issuance of offering, gross						$ 3,000,000.0
Aggregate purchase price						$ 3,000,000.0
Independent directors [Member]
Ordinary shares par value													$ 0.001
Ordinary sharers granted													15,000
Fair value of ordinery shares													$ 53,251
Initial Public Offering [Member]
Ordinary shares par value		$ 6.00						$ 0.001
Ordinary sharers issued		1,333,333						6,000,000
Proceeds from issuance of shares, net		$ 5,400,000
Proceeds from issuance of shares, gross		$ 8,000,000
Private Placement [Member]
Ordinary sharers issued				18,000,000	6,000,000
Price per share				$ 0.50	$ 1.50
Proceeds from issuance of offering, gross				$ 8,900,000	$ 9,000,000.0
Common Stocks
Price per share								$ 5.0
Proceeds from issuance of offering, gross								$ 29,000,000.0